Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
LVIP Protected Profile 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Protected Profile 2050 Fund (Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Protected Profile 2050 Fund (the “Fund”) is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund operates under a fund of funds structure. Under normal market conditions, the Fund will invest 80% or more of its net assets in underlying funds (“underlying funds”).

A significant portion of the Fund's net assets will be invested in underlying funds that employ a passive investment style i.e., index funds. The Fund’s largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds generally will be from issuers in developed markets. An underlying fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. A smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed securities, high yield securities (junk bonds), and inflation-indexed bonds.

The Fund will also employ an actively managed risk-management overlay (“protection sub-strategy”). The protection sub-strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund's portfolio securities. Although the adviser is permitted to invest up to 20% in the protection sub-strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the protection sub-strategy. The protection sub-strategy is separate and distinct from any riders or features of your insurance contract. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. “Volatility” in this context means variance in the Fund's investment returns. The adviser will seek to hedge currency risk involved in foreign futures contracts.

The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund's equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level of the Fund. The Fund's target volatility of returns for the Fund will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The Fund's investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund's net economic exposure to equity securities to a substantial degree.

The Fund is designed for investors planning to retire close to the year 2050 (“target date”). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.

The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund's asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the protection sub-strategy also becomes more conservative as time elapses. These factors reflect the desire to reduce investment risk and volatility as retirement approaches.

After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of approximately 10% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the Fund remains aligned with the protection sub-strategy and the current level of the adviser’s assessment of overall market risk and general economic climate. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could potentially reduce the Fund's equity exposure that is shown in the chart above to a substantial degree.

		The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund has exposure to a diversified mix of equity securities (stocks) and fixed income securities (bonds).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund is exposed to the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
  Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their estimated value, and may even go down in price.
  Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities. A fund with a longer average portfolio maturity or duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio maturity or duration.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
  Call Risk. Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate.
  Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds (“junk bonds”), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.
  Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund concentrates its investments could be more volatile than those of more geographically-diversified funds.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.
  Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments that are “leveraged” may magnify or otherwise increase investment losses.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. Information has also been included for the LVIP Protected Profile 2050 Composite, which is an unmanaged index compiled by LIA, the Fund’s adviser, and is constructed as follows: 53% Wilshire 5000 Total Market IndexSM, 38% MSCI EAFE Index (net dividends), and 4% MSCI Emerging Markets Index (net dividends) and 5% Barclays U.S. Aggregate Bond Index. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown above in the chart, the Fund's highest return for a quarter occurred in the first quarter of 2012 at: 5.33%.

		The Fund's lowest return for a quarter occurred in the second quarter of 2012 at: (4.17%.)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/12
LVIP Protected Profile 2050 Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[1],[2]
Less	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.77%	[5]
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	383
5 years	rr_ExpenseExampleYear05	710
10 years	rr_ExpenseExampleYear10	1,635
1 year	rr_ExpenseExampleNoRedemptionYear01	79
3 years	rr_ExpenseExampleNoRedemptionYear03	383
5 years	rr_ExpenseExampleNoRedemptionYear05	710
10 years	rr_ExpenseExampleNoRedemptionYear10	1,635
2012	rr_AnnualReturn2012	6.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.17%)
1 year	rr_AverageAnnualReturnYear01	6.01%
Lifetime Since inception	rr_AverageAnnualReturnSinceInception	(3.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
LVIP Protected Profile 2050 Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[1],[2]
Less	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.02%	[5]
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	461
5 years	rr_ExpenseExampleYear05	842
10 years	rr_ExpenseExampleYear10	1,912
1 year	rr_ExpenseExampleNoRedemptionYear01	104
3 years	rr_ExpenseExampleNoRedemptionYear03	461
5 years	rr_ExpenseExampleNoRedemptionYear05	842
10 years	rr_ExpenseExampleNoRedemptionYear10	1,912
1 year	rr_AverageAnnualReturnYear01	5.74%
Lifetime Since inception	rr_AverageAnnualReturnSinceInception	(3.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
LVIP Protected Profile 2050 Fund | Wilshire 5000 Total Market Index℠ (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.06%
Lifetime Since inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
LVIP Protected Profile 2050 Fund | LVIP Protected Profile 2050 Composite (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.42%
Lifetime Since inception	rr_AverageAnnualReturnSinceInception	1.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[2]	(including AFFE)
[3]	Expense Reimbursement
[4]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.30% of the Fund's average daily net assets for the Standard Class (and 0.55% for the Service Class). The agreement will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
[5]	(After Expense Reimbursement)